Variable Interest Entities (Assets and Liabilities in Statutory Accounts of VIEs) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Variable Interest Entity [Line Items]
Book value of units in the Company's consolidated accounts	$ 17,193	[1]	$ 12,894	[1]
SFL West Polaris Limited [Member]
Variable Interest Entity [Line Items]
Investment in finance lease	488		534
Due from Related Parties	45	[2]	79	[2]
Other assets	5		7
Total assets	538		620
Short term debt	36		38
Long term debt	351		360
Other liabilities	2		3
Long term debt due to related parties	145	[2]	145	[2]
Total liabilities	534		546
Equity	4		74
Book value of units in the Company's consolidated accounts	577		594
SFL Deepwater Ltd [Member]
Variable Interest Entity [Line Items]
Investment in finance lease	515		1,120
Due from Related Parties	30	[2]	135	[2]
Other assets	13		20
Total assets	558		1,275
Short term debt	80		822
Long term debt	303		0
Other liabilities	6		12
Long term debt due to related parties	145	[2]	290	[2]
Total liabilities	534		1,124
Equity	24		151
Book value of units in the Company's consolidated accounts	458		1,035
West Hercules [Member]
Variable Interest Entity [Line Items]
Investment in finance lease			477
Due from Related Parties			25	[2]
Other assets			10
Total assets			512
Short term debt			28
Long term debt			333
Other liabilities			2
Long term debt due to related parties			145	[2]
Total liabilities			508
Equity			4
Book value of units in the Company's consolidated accounts			617
West Linus [Member]
Variable Interest Entity [Line Items]
Investment in finance lease			195
Due from Related Parties			0	[2]
Other assets			0
Total assets			195
Short term debt			0
Long term debt			0
Other liabilities			2
Long term debt due to related parties			195	[2]
Total liabilities			197
Equity			(2)
Book value of units in the Company's consolidated accounts			$ 162

[1]	The fixed assets referred to in the table are the Company's operating drilling units. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.
[2]	In the VIEs separate financial statements the related party balances are presented on a net basis.